INCOME TAX - Disclosure of effective tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Abstract]
Income tax at Canadian statutory rate	$ (11,922)	$ (31,279)
Applicable tax rate	36.50%	36.50%
Permanent differences	$ 4,189	$ 885
Foreign tax rate differential	(3)	(191)
Unrecognized tax benefits	(1,143)	(1,793)
Deferred tax adjustments related to prior periods	(217)	(9)
Income tax recovery	$ (9,096)	$ (32,337)